OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

October 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Government Cash Reserves (the “Registrant”)

Reg. No. 33-23223; File No. 811-5582

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 2016.

Sincerely,

/s/ Adrienne Ruffle

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Adrienne Ruffle

Associate Counsel

212-323-5231

arrffle@ofiglobal.com

cc:	Ropes & Gray LLP KPMG LLP

Gloria LaFond

Edward Gizzi, Esq.